Related Parties - Cost Allocations from Parent (Details) - Expenses Excluding Share-based Compensation - USD ($) $ in Millions	3 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Related Party Transaction [Line Items]
Related party transaction expenses (excluding stock-based compensation expense)	$ 96	$ 193
Parent's Affiliate | Cost of sales
Related Party Transaction [Line Items]
Related party transaction expenses (excluding stock-based compensation expense)	9	36
Parent's Affiliate | Selling, general, and administrative expenses
Related Party Transaction [Line Items]
Related party transaction expenses (excluding stock-based compensation expense)	$ 87	$ 157